SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Selling and marketing expenses and Others (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling and marketing expenses
Advertising expenses	¥ 52,213	¥ 35,684	¥ 35,647
Government grants
Government grants	7,587	7,463	13,190
Income taxes
Unrecognized tax benefits	¥ 0	¥ 0	¥ 0
Value added taxes
Minimum percentage value added tax	0.00%
Maximum percentage value added tax	13.00%